Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022